Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$26,332	$79,103
Short-term deposits and highly liquid funds	418	20,392
Total cash and cash equivalents	$26,750	$99,495